SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Unearned Revenue (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES [Abstract]
Unearned revenue recognized		$ 386,900
Deferred revenue reorganization period	12 months	12 months
Unearned revenue	$ 2,924,600	$ 4,413,100	$ 0
Percentage of unearned revenue		100.00%	0.00%
Percentage of accounts receivable		0.00%	45.00%